Determination of fair values - Additional Information (Detail) $ in Thousands	Nov. 30, 2019 USD ($)
Level 1 | Convertible unsecured notes
Disclosure of fair value measurement of liabilities [line items]
Convertible unsecured notes fair value	$ 44,275